Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.4%
		Communication Services—2.0%
708		Cable One, Inc.	$512,549
33,179	[2]	Frontier Communications Parent, Inc.	604,190
17,176		Iridium Communications, Inc.	902,599
23,871		New York Times Co., Class A	972,982
5,039		Nexstar Media Group, Inc., Class A	940,882
33,589		Tegna, Inc.	567,654
24,348	[2]	TripAdvisor, Inc.	454,090
4,570		World Wrestling Entertainment, Inc.	479,850
7,115	[2]	Ziff Davis, Inc.	515,980
38,992	[2]	ZoomInfo Technologies Inc.	997,025
		TOTAL	6,947,801
		Consumer Discretionary—14.6%
14,105	[2]	Adient PLC	600,309
36,549		Aramark	1,475,483
11,168		Autoliv, Inc.	1,127,186
4,213	[2]	AutoNation, Inc.	678,209
26,197		Block (H&R), Inc.	880,481
13,079		Boyd Gaming Corp.	893,557
9,958		Brunswick Corp.	859,475
18,524	[2]	Capri Holdings Ltd.	683,721
5,551		Carter's, Inc.	416,381
3,448		Choice Hotels International, Inc.	450,826
8,109		Churchill Downs, Inc.	939,428
5,002		Columbia Sportswear Co.	393,207
10,090	[2]	Crocs, Inc.	1,093,251
4,013	[2]	Deckers Outdoor Corp.	2,181,828
8,406		Dick's Sporting Goods, Inc.	1,185,246
8,634	[2]	Five Below, Inc.	1,798,808
5,466		Foot Locker, Inc.	146,871
7,580	[2]	Fox Factory Holding Corp.	848,202
35,539	[2,3]	GameStop Corp.	788,966
33,236		Gap (The), Inc.	342,331
27,233		Gentex Corp.	914,484
28,759	[2]	Goodyear Tire & Rubber Co.	462,445
569		Graham Holdings Co.	333,861
5,865	[2]	Grand Canyon Education, Inc.	636,646
19,298		Harley-Davidson, Inc.	745,096
2,172	[2]	Helen of Troy Ltd.	306,904
11,483	[2]	Hilton Grand Vacations, Inc.	533,959
10,652		KB HOME	574,888
8,894		Kohl's Corp.	253,034
8,515		Lear Corp.	1,317,781
18,142		Leggett and Platt, Inc.	530,835
10,390	[2]	Light & Wonder, Inc.	730,417
3,288		Lithia Motors, Inc.	1,021,023
40,245		Macy's, Inc.	667,665
3,941		Marriott Vacations Worldwide Corp.	506,458

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
51,461	[2]	Mattel, Inc.	$1,096,119
2,708		Murphy USA, Inc.	831,437
17,511	[3]	Nordstrom, Inc.	404,679
7,951	[2]	Ollie's Bargain Outlet Holdings, Inc.	579,469
4,596		Papa Johns International, Inc.	380,089
22,880	[2]	Penn Entertainment, Inc.	601,515
12,390	[2]	Planet Fitness, Inc.	836,821
7,321		Polaris, Inc., Class A	994,485
8,670		PVH Corp.	777,179
2,621	[2]	RH	1,017,394
507	[2]	Savers Value Village, Inc.	12,254
20,983		Service Corp. International	1,398,517
18,266	[2]	Skechers USA, Inc., Class A	1,015,224
18,673	[2]	Taylor Morrison Home Corp.	904,147
23,361		Tempur Sealy International, Inc.	1,042,601
9,129		Texas Roadhouse, Inc.	1,018,340
22,257		The Wendy's Co.	478,303
7,846		Thor Industries, Inc.	906,135
16,607		Toll Brothers, Inc.	1,334,040
4,332	[2]	TopBuild Corp.	1,186,665
11,565	[2]	Topgolf Callaway Brands Corp.	230,953
11,322		Travel + Leisure Co.	461,145
16,391	[2]	Under Armour, Inc., Class A	132,111
15,563	[2]	Under Armour, Inc., Class C	115,477
23,798		Valvoline, Inc.	903,610
4,130	[2]	Visteon Corp.	636,392
9,475		Williams-Sonoma, Inc.	1,313,614
4,064		Wingstop, Inc.	685,109
11,613		Wyndham Hotels & Resorts, Inc.	904,885
13,057	[2]	YETI Holdings, Inc.	556,228
		TOTAL	50,074,199
		Consumer Staples—4.1%
17,792	[2]	Bellring Brands, Inc.	639,622
18,942	[2]	BJ's Wholesale Club Holdings, Inc.	1,256,044
5,094		Casey's General Stores, Inc.	1,287,050
5,937	[2]	Celsius Holdings, Inc.	859,084
660		Coca-Cola Bottling Co.	418,051
50,563	[2]	Coty, Inc., Class A	608,779
22,912	[2]	Darling Ingredients, Inc.	1,586,656
8,406		Energizer Holdings, Inc.	300,094
25,801		Flowers Foods, Inc.	637,543
13,645	[2]	Grocery Outlet Holding Corp.	456,425
7,795		Ingredion, Inc.	867,272
2,615		Lancaster Colony Corp.	503,727
19,159	[2]	Performance Food Group Co.	1,144,942
7,213	[2]	Post Holdings, Inc.	615,269
13,572	[2]	Sprouts Farmers Market, Inc.	532,701
1,790	[2]	The Boston Beer Co., Inc., Class A	664,878
35,639	[2]	US Foods Holding Corp.	1,522,854
		TOTAL	13,900,991

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—4.5%
44,297		Antero Midstream Corp.	$528,906
40,254	[2]	Antero Resources Corp.	1,076,794
33,410		ChampionX Corp.	1,189,396
5,631		Chord Energy Corp.	883,166
14,098	[2]	CNX Resources Corp.	287,599
10,342		DT Midstream, Inc.	553,504
64,243		Equitrans Midstream Corp.	666,200
17,413		HF Sinclair Corp.	907,043
16,539		Matador Resources Co.	920,065
20,425		Murphy Oil Corp.	883,790
57,322		NOV, Inc.	1,151,026
35,203		Ovintiv, Inc.	1,622,506
14,633		PBF Energy, Inc.	694,190
14,497		PDC Energy, Inc.	1,100,177
39,609		Range Resources Corp.	1,244,911
125,940	[2]	Southwestern Energy Co.	816,091
8,995	[2]	Valaris Ltd.	690,816
		TOTAL	15,216,180
		Financials—13.6%
5,158		Affiliated Managers Group	715,105
9,916		American Financial Group, Inc.	1,205,885
61,829		Annaly Capital Management, Inc.	1,242,145
21,203		Associated Banc-Corp.	401,797
15,147		Bank OZK	662,378
10,091	[2]	Brighthouse Financial, Inc.	526,044
25,673		Cadence Bank	643,109
10,193		Cathay Bancorp, Inc.	387,742
17,453		CNO Financial Group, Inc.	448,891
29,292		Columbia Banking Systems, Inc.	654,676
15,948		Commerce Bancshares, Inc.	848,115
9,049	[3]	Cullen Frost Bankers, Inc.	982,540
19,878		East West Bancorp, Inc.	1,236,610
15,767		Essent Group Ltd.	782,043
5,238	[2]	Euronet Worldwide, Inc.	460,263
5,211		Evercore, Inc., Class A	703,798
12,243		Federated Hermes, Inc.	414,181
17,297		First American Financial Corp.	1,096,284
18,251		First Financial Bankshares, Inc.	594,800
75,573		First Horizon Corp.	1,030,060
4,975		FirstCash Holdings, Inc.	474,018
50,737		FNB Corp. (PA)	648,926
15,579		Glacier Bancorp, Inc.	509,433
12,095		Hancock Whitney Corp.	532,301
3,631		Hanover Insurance Group, Inc.	412,046
26,502		Home Bancshares, Inc.	644,264
14,863		Interactive Brokers Group, Inc., Class A	1,297,986
7,419		International Bancshares Corp.	368,279
19,719		Janus Henderson Group PLC	578,753
21,479		Jefferies Financial Group, Inc.	790,212
9,706		Kemper Corp.	494,715
2,607		Kinsale Capital Group, Inc.	971,446

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
38,607		MGIC Investment Corp.	$646,281
101,472		New York Community Bancorp, Inc.	1,407,417
41,116		Old National Bancorp	700,205
36,987		Old Republic International Corp.	1,019,731
10,784		Pinnacle Financial Partners, Inc.	818,506
4,928		Primerica, Inc.	1,048,186
13,248		Prosperity Bancshares, Inc.	838,863
9,131		Reinsurance Group of America	1,281,536
7,164		RenaissanceRe Holdings Ltd.	1,337,949
4,464		RLI Corp.	595,542
13,706		SEI Investments Co.	863,341
8,179		Selective Insurance Group, Inc.	843,991
43,490		SLM Corp.	703,668
10,669		South State Corp.	828,661
45,478	[3]	Starwood Property Trust, Inc.	943,214
15,437		Stifel Financial Corp.	980,867
20,532		Synovus Financial Corp.	696,035
6,727	[2]	Texas Capital Bancshares, Inc.	429,519
6,135		UMB Financial Corp.	435,585
18,912		United Bankshares, Inc.	632,417
29,494		Unum Group	1,433,703
59,234		Valley National Bancorp	607,741
14,246		VOYA Financial, Inc.	1,057,908
24,555		Webster Financial Corp. Waterbury	1,161,942
66,219		Western Union Co.	806,547
5,142	[2]	WEX, Inc.	973,638
8,599		Wintrust Financial Corp.	725,412
		TOTAL	46,577,250
		Health Care—9.0%
12,582	[2]	Acadia Healthcare Co., Inc.	994,355
4,926	[2]	Amedisys, Inc.	447,478
10,596	[2]	Arrowhead Pharmaceuticals, Inc.	365,774
5,742	[2]	Azenta, Inc.	269,759
14,290		Bruker Corp.	982,009
2,052		Chemed Corp.	1,069,277
17,658	[2]	Doximity, Inc.	630,920
13,597		Encompass Health Corp.	897,810
7,261	[2]	Enovis Corp.	463,978
23,851	[2]	Envista Holdings Corp.	820,713
44,102	[2]	Exelixis, Inc.	869,250
8,535	[2]	Globus Medical, Inc.	514,404
8,984	[2]	Haemonetics Corp.	828,684
19,430	[2]	Halozyme Therapeutics, Inc.	834,713
14,544	[2]	HealthEquity, Inc.	988,119
2,777	[2]	ICU Medical, Inc.	494,806
7,778	[2]	Inari Medical, Inc.	443,890
13,845	[2]	Integra Lifesciences Corp.	629,532
10,221	[2]	Jazz Pharmaceuticals PLC	1,333,023
11,363	[2]	Lantheus Holdings, Inc.	982,786
8,209	[2]	Livanova PLC	479,816
6,650	[2]	Masimo Corp.	813,295

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
4,188	[2]	Medpace Holdings, Inc.	$1,060,276
22,399	[2]	Neogen Corp.	519,433
13,385	[2]	Neurocrine Biosciences, Inc.	1,363,798
6,772	[2]	Omnicell, Inc.	427,652
24,278	[2]	Option Care Health, Inc.	820,111
6,555		Patterson Cos., Inc.	215,594
5,282	[2]	Penumbra, Inc.	1,602,347
18,097		Perrigo Co. PLC	663,074
11,536	[2]	Progyny, Inc.	481,743
9,416	[2]	QuidelOrtho Corp.	822,582
10,084	[2,3]	R1 RCM, Inc.	174,252
7,473	[2]	Repligen Corp.	1,282,068
2,586	[2,3]	Sagimet Biosciences, Inc.	41,247
5,253	[2]	Shockwave Medical, Inc.	1,368,932
15,998	[2]	Sotera Health Topco, Inc.	303,642
3,789	[2]	Staar Surgical Co.	207,524
15,323	[2]	Syneos Health, Inc.	649,848
14,410	[2]	Tenet Healthcare Corp.	1,076,859
6,669	[2]	United Therapeutics Corp.	1,618,700
		TOTAL	30,854,073
		Industrials—22.2%
4,654		Acuity Brands, Inc.	769,027
9,075		Advanced Drainage System, Inc.	1,107,059
19,166		AECOM	1,667,442
8,971		AGCO Corp.	1,194,040
7,361	[2]	ASGN, Inc.	561,792
3,506	[2]	Avis Budget Group, Inc.	772,337
8,698		Brinks Co. (The)	634,606
19,296	[2]	Builders Firstsource, Inc.	2,786,921
12,383		BWX Technologies, Inc.	854,427
3,105	[2]	CACI International, Inc., Class A	1,088,116
7,090		Carlisle Cos., Inc.	1,965,348
4,822	[2]	Chart Industries, Inc.	878,376
8,084	[2]	Clean Harbors, Inc.	1,344,046
6,377		Concentrix Corp.	530,821
4,786		Crane Co.	448,400
6,207		Crane NXT Co.	367,144
6,287		Curtiss Wright Corp.	1,203,080
19,617		Donaldson Co., Inc.	1,232,536
6,502		Emcor Group, Inc.	1,398,190
5,817		EnerSys, Inc.	630,097
6,796		ESAB Corp.	466,885
4,705	[2]	Exlservice Holding, Inc.	663,170
5,552		Exponent, Inc.	497,348
19,027		Flowserve Corp.	718,460
14,755	[2]	Fluor Corp.	457,110
20,155		Fortune Brands Innovations, Inc.	1,432,416
4,879	[2]	FTI Consulting, Inc.	854,606
3,719		GATX Corp.	466,214
23,003		Genpact Ltd.	830,178
23,285		Graco, Inc.	1,847,199

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
16,558	[2]	GXO Logistics, Inc.	$1,110,545
13,415	[2]	Hertz Global Holdings, Inc.	226,043
11,424		Hexcel Corp.	807,448
7,547		Hubbell, Inc.	2,354,664
4,782		Insperity, Inc.	562,602
11,935		ITT Corp.	1,188,726
50,030	[2]	Jet Blue Airways Corp.	388,733
16,634		KBR, Inc.	1,022,825
8,009	[2]	Kirby Corp.	652,573
23,193		Knight-Swift Transportation Holdings, Inc.	1,408,975
5,891		Landstar System, Inc.	1,199,349
4,437		Lennox International, Inc.	1,630,331
7,929		Lincoln Electric Holdings	1,591,430
7,351		Manpower, Inc.	579,847
8,673	[2]	Mastec, Inc.	1,021,246
8,170		Maximus, Inc.	684,319
27,082		MDU Resources Group, Inc.	599,054
8,974	[2]	Mercury Systems, Inc.	340,833
7,739	[2]	Middleby Corp.	1,175,167
4,206		MSA Safety, Inc.	698,196
8,263		MSC Industrial Direct Co.	833,902
23,934		nVent Electric PLC	1,265,630
7,299		OshKosh Truck Corp.	672,019
12,405		Owens Corning, Inc.	1,736,576
5,971	[2]	Paylocity Corp.	1,354,521
9,522		Regal Rexnord Corp.	1,487,146
8,447		Ryder System, Inc.	862,861
3,324	[2]	Saia, Inc.	1,406,517
9,049		Science Applications International Corp.	1,098,006
5,756		Simpson Manufacturing Co., Inc.	909,448
13,661	[2]	Stericycle, Inc.	580,456
22,421	[2,3]	SunRun, Inc.	425,551
8,982		Terex Corp.	526,615
7,677		Tetra Tech, Inc.	1,299,025
9,625		Timken Co.	893,778
14,330		Toro Co.	1,456,644
12,624	[2]	Trex Co., Inc.	872,823
10,494		UFP Industries, Inc.	1,078,363
26,593	[2]	Univar, Inc.	961,071
3,509		Valmont Industries, Inc.	929,008
1,371	[2]	Vicor Corp.	126,502
4,610		Watsco, Inc.	1,743,456
4,740		Watts Industries, Inc., Class A	884,152
7,571		Werner Enterprises, Inc.	355,988
6,528		WESCO International, Inc.	1,146,121
8,160		Woodward, Inc.	982,301
16,323	[2]	XPO, Inc.	1,130,205
		TOTAL	75,928,982
		Information Technology—10.0%
16,588	[2]	ACI Worldwide, Inc.	384,676
8,376	[2]	Allegro MicroSystems, Inc.	432,285

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
15,230		Amkor Technology, Inc.	$443,041
7,710	[2]	Arrow Electronics, Inc.	1,098,983
3,154	[2]	Aspen Technology, Inc.	562,989
9,581		Avnet, Inc.	464,679
5,645		Belden, Inc.	545,533
5,923	[2]	Blackbaud, Inc.	446,890
8,708	[2]	Calix, Inc.	392,818
17,388	[2]	Ciena Corp.	733,774
9,816	[2]	Cirrus Logic, Inc.	793,133
27,053		Cognex Corp.	1,477,635
16,500	[2]	Coherent Corp.	781,440
8,409	[2]	Commvault Systems, Inc.	655,313
36,991	[2]	Dropbox, Inc.	996,908
30,714	[2]	Dynatrace Holdings LLC	1,679,749
4,796	[2]	Envestnet, Inc.	297,256
4,623	[2]	IPG Photonics Corp.	607,693
18,342		Jabil, Inc.	2,029,909
31,152	[2]	Kyndryl Holdings, Inc.	425,536
19,695	[2]	Lattice Semiconductor Corp.	1,791,063
4,072		Littelfuse, Inc.	1,240,331
10,215	[2]	Lumentum Holdings, Inc.	534,857
7,786	[2]	MA-COM Technology Solutions Holdings, Inc.	544,397
9,532	[2]	Manhattan Associates, Inc.	1,816,990
8,370		MKS Instruments, Inc.	913,753
17,927		National Instruments Corp.	1,057,693
20,988	[2]	NCR Corp.	564,157
4,944	[2]	Novanta, Inc.	874,594
8,387		Power Integrations, Inc.	814,713
4,807	[2]	Qualys, Inc.	667,212
3,517	[2]	Silicon Laboratories, Inc.	524,525
6,546	[2,3]	Super Micro Computer, Inc.	2,161,947
7,412	[2]	Synaptics, Inc.	669,378
6,162		TD SYNNEX Corp.	608,251
13,590	[2]	Teradata Corp.	772,592
5,897		Universal Display Corp.	860,254
16,787		Vishay Intertechnology, Inc.	472,554
26,844		Vontier Corp.	830,285
14,612	[2,3]	Wolfspeed, Inc.	962,931
17,941		Xerox Holdings Corp.	286,697
		TOTAL	34,219,414
		Materials—7.2%
25,948		Alcoa Corp.	939,058
10,570		AptarGroup, Inc.	1,283,832
4,993		Ashland, Inc.	456,161
12,815		Avient Corp.	519,392
30,438	[2]	Axalta Coating Systems Ltd.	974,016
16,251		Berry Global Group, Inc.	1,065,578
8,313		Cabot Corp.	590,223
21,882		Chemours Co./The	809,196
74,263	[2]	Cleveland-Cliffs, Inc.	1,310,742
16,294		Commercial Metals Corp.	932,343

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
17,013		Crown Holdings, Inc.	$1,578,126
4,879		Eagle Materials, Inc.	899,541
41,950		Graphic Packaging Holding Co.	1,015,190
3,194		Greif, Inc., Class A	236,260
7,470	[2]	Knife River Corp.	324,721
9,626		Louisiana-Pacific Corp.	732,827
6,202	[2]	MP Materials Corp.	147,918
856		Newmarket Corp.	386,655
19,911		Olin Corp.	1,148,467
8,880		Reliance Steel & Aluminum Co.	2,600,597
7,881		Royal Gold, Inc.	946,823
18,487		RPM International, Inc.	1,909,892
6,258		Scotts Miracle-Gro Co.	438,310
3,837		Sensient Technologies Corp.	245,721
11,108		Silgan Holdings, Inc.	487,086
13,241		Sonoco Products Co.	776,452
25,193		United States Steel Corp.	642,422
6,210		Westlake Corp.	853,875
6,805		Worthington Industries, Inc.	507,789
		TOTAL	24,759,213
		Real Estate—7.1%
13,576		Agree Realty Corp.	879,453
16,672		Apartment Income REIT Corp.	575,851
40,916		Brixmor Property Group, Inc.	930,430
17,123		Corporate Office Properties Trust	445,198
22,749		Cousins Properties, Inc.	555,758
31,915		Cubesmart	1,383,834
7,148		EastGroup Properties, Inc.	1,266,483
9,887		EPR Properties	441,356
24,594		Equity Lifestyle Properties, Inc.	1,750,601
19,183		First Industrial Realty Trust	991,761
45,334		Healthcare Realty Trust, Inc.	885,373
21,725		Highwoods Properties, Inc.	548,991
23,031		Independence Realty Trust	392,448
6,734	[2]	Jones Lang LaSalle, Inc.	1,121,548
15,835		Kilroy Realty Corp.	565,310
38,217		Kite Realty Group Trust	874,405
11,963		Lamar Advertising Co.	1,180,748
66,731	[3]	Medical Properties Trust, Inc.	673,316
12,430		National Storage Affiliates Trust	420,010
29,298		NNN REIT, Inc.	1,250,439
31,917		Omega Healthcare Investors, Inc.	1,018,152
32,707		Park Hotels & Resorts, Inc.	445,796
35,696		Physicians Realty Trust	526,159
11,845		PotlatchDeltic Corp.	635,247
15,698		Rayonier, Inc.	519,918
25,296		Rexford Industrial Realty, Inc.	1,393,557
33,753		Sabra Health Care REIT, Inc.	438,451
19,065		Spirit Realty Capital, Inc.	768,891
24,345		STAG Industrial, Inc.	883,723

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
24,647		Vornado Realty Trust, LP	$554,065
		TOTAL	24,317,272
		Utilities—3.1%
10,677		Allete, Inc.	613,180
11,910		Black Hills Corp.	718,530
34,567		Essential Utilities, Inc.	1,461,838
16,235		Hawaiian Electric Industries, Inc.	623,262
6,811		Idacorp, Inc.	700,307
12,880		National Fuel Gas Co.	684,057
12,961		New Jersey Resources Corp.	579,357
7,861		Northwestern Corp.	443,911
27,279		OGE Energy Corp.	986,136
9,817		ONE Gas, Inc.	776,819
5,553		Ormat Technologies, Inc.	451,459
11,380		PNM Resources, Inc.	510,052
10,339		Portland General Electric Co.	492,860
6,750		Southwest Gas Holdings, Inc.	445,095
6,894		Spire, Inc.	438,251
30,545		UGI Corp.	824,409
		TOTAL	10,749,523
		TOTAL COMMON STOCKS (IDENTIFIED COST $196,020,480)	333,544,898
		INVESTMENT COMPANIES—4.4%
4,916,153		Federated Hermes Government Obligations Fund, Premier Shares, 5.16%[4]	4,916,153
10,220,087		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[4]	10,219,066
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $15,131,329)	15,135,219
		TOTAL INVESTMENT IN SECURITIES—101.8% (IDENTIFIED COST $211,151,809)	348,680,117
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[5]	(6,125,813)
		TOTAL NET ASSETS—100%	$342,554,304
At July 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P MidCap 400 E-Mini Index	39	$10,699,260	September 2023	$576,669
The average notional value of long futures contracts held by the Fund throughout the period was $12,929,489. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended July 31, 2023, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2022	$488,620	$1,428,703	$14,659,721	$16,577,044
Purchases at Cost	$—	$16,396,993	$52,415,835	$68,812,828
Proceeds from Sales	$(69,544)	$(12,909,543)	$(56,862,356)	$(69,841,443)
Change in Unrealized Appreciation/ Depreciation	$(37,661)	$—	$6,074	$(31,587)
Net Realized Gain/(Loss)	$32,766	$—	$(208)	$32,558
Value as of 7/31/2023	$414,181	$4,916,153	$10,219,066	$15,549,400
Shares Held as of 7/31/2023	12,243	4,916,153	10,220,087	15,148,483
Dividend Income	$10,758	$23,388	$427,328	$461,474
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $10,699,260 at July 31, 2023, which represents 3.1% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.5%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Fair Value of Securities Loaned	Collateral Received
$4,778,582	$4,916,153
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust